Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis

The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2016 and 2015:

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$37,187	$—	$37,187	$—

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$18,965	$—	$18,965	$—

Liabilities
Derivative liabilities	21	—	21	—

Fair Value Of Flight Equipment As Of The Measurement Date, The Valuation Technique And The Related Unobservable Inputs

For flight equipment that we measured at fair value on a non-recurring basis during the year ended December 31, 2016, the following table presents the fair value of such flight equipment as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Range	Weighted average
Flight equipment	$492.6 million	Income approach	Discount rate	0% - 14%	5%
			Remaining holding period	0 - 14 years	7 years
			Non-contractual cash flows	0% - 100%	25%

Carrying Amounts And Fair Values Of Financial Instruments

The carrying amounts and fair values of our most significant financial instruments as of December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$2,035,447		$2,035,447	$2,035,447	$—	$—
Restricted cash	329,180		329,180	329,180	—	—
Derivative assets	37,187		37,187	—	37,187	—
Notes receivables	23,359		23,359	—	23,359	—
	$2,425,173		$2,425,173	$2,364,627	$60,546	$—
Liabilities
Debt	$27,873,900	(a)	$28,203,635	$—	$28,203,635	$—
Guarantees	51,804		51,804	—	—	51,804
	$27,925,704		$28,255,439	$—	$28,203,635	$51,804

(a)	Excludes debt issuance costs and debt discounts.

	December 31, 2015
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$2,403,098		$2,403,098	$2,403,098	$—	$—
Restricted cash	419,447		419,447	419,447	—	—
Derivative assets	18,965		18,965	—	18,965	—
Notes receivables	116,197		116,197	—	116,197	—
	$2,957,707		$2,957,707	$2,822,545	$135,162	$—
Liabilities
Debt	$29,806,843	(a)	$29,915,965	$—	$29,915,965	$—
Derivative liabilities	21		21	—	21	—
Guarantees	47,380		46,827	—	—	46,827
	$29,854,244		$29,962,813	$—	$29,915,986	$46,827

(a)	Excludes debt issuance costs and debt discounts.